RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Loan repaid	$ 393,442	$ 157,185
Mr. Heng Fei Yang [Member]
Related Party Transaction [Line Items]
Total loan proceeds	42,360	41,266
Loan repaid	393,442	$ 157,185
Outstanding loan balance	$ 196,268		$ 537,724